Consolidated Investment Products (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Consolidated Investment Products [Abstract]
Company's Maximum Risk Of Loss In Significant VIE's
At December 31, 2012, the company's maximum risk of loss in significant VIEs in which the company is not the primary beneficiary is presented in the table below.

$ in millions	Footnote Reference	Carrying Value	Company's Maximum Risk of Loss
Partnership and trust investments	—	38.2	38.2
Investments in Invesco Mortgage Capital Inc.	—	32.5	32.5
Support agreements*	19	(1.0)	21.0
Total			91.7

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*
As of December 31, 2012, the committed support under these agreements was $21.0 million with an internal approval mechanism to increase the maximum possible support to $66.0 million at the option of the company.

VIE Balance Sheets Consolidated In Period

Balance Sheet

For the year ended December 31, 2012
$ in millions	CLOs - VIEs
Cash and cash equivalents of consolidated investment products	498.9
Accounts receivable and other assets of consolidated investment products	17.6
Investments of consolidated investment products	693.3
Total assets	1,209.8
Debt of consolidated investment products	803.6
Other liabilities of consolidated investment products	406.2
Total liabilities	1,209.8
Total equity	—
Total liabilities and equity	1,209.8

For the year ended December 31, 2012
$ in millions	CLOs - VIEs
Cash and cash equivalents of consolidated investment products	151.7
Accounts receivable and other assets of consolidated investment products	29.5
Investments of consolidated investment products	2,247.4
Total assets	2,428.6
Debt of consolidated investment products	2,264.2
Other liabilities of consolidated investment products	47.5
Total liabilities	2,311.7
Total equity	116.9
Total liabilities and equity	2,428.6

Condensed Consolidating Balance Sheet [Table Text Block]

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
As of December 31, 2012
Cash and cash equivalents of consolidated investment products	211.8	0.2	82.7	(6.9)	287.8
Accounts receivable and other assets of consolidated investment products	54.6	0.2	29.3	—	84.1
Investments of consolidated investment products	3,948.0	35.9	607.9	(41.2)	4,550.6
Adjustments (1)	—	—	8.9	(80.0)	(71.1)
Total assets	4,214.4	36.3	728.8	(128.1)	4,851.4
Debt of consolidated investment products	3,980.7	—	—	(81.3)	3,899.4
Other liabilities of consolidated investment products	105.3	0.5	2.9	(4.4)	104.3
Adjustments (1)	—	—	—	(8.9)	(8.9)
Total liabilities	4,086.0	0.5	2.9	(94.6)	3,994.8
Retained earnings appropriated for investors in consolidated investment products	128.8	—	—	—	128.8
Other equity attributable to common shareholders	(0.4)	(0.1)	34.0	(33.5)	—
Equity attributable to noncontrolling interests in consolidated entities	—	35.9	691.9	—	727.8
Total liabilities and equity	4,214.4	36.3	728.8	(128.1)	4,851.4

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
As of December 31, 2011
Cash and cash equivalents of consolidated investment products	297.7	3.1	81.5	—	382.3
Accounts receivable and other assets of consolidated investment products	86.0	—	12.5	—	98.5
Investments of consolidated investment products	5,682.3	42.8	903.9		6,629.0
Adjustments (1)	10.8	—	19.6	(122.4)	(92.0)
Total assets	6,076.8	45.9	1,017.5	(122.4)	7,017.8
Debt of consolidated investment products	5,563.3	—	—	(50.4)	5,512.9
Other liabilities of consolidated investment products	179.2	0.4	5.8	(10.3)	175.1
Adjustments (1)	—	—	—	(19.6)	(19.6)
Total liabilities	5,742.5	0.4	5.8	(80.3)	5,668.4
Retained earnings appropriated for investors in consolidated investment products	334.3	—	—	—	334.3
Other equity attributable to common shareholders	—	0.1	43.1	(42.1)	1.1
Equity attributable to noncontrolling interests in consolidated entities	—	45.4	968.6	—	1,014.0
Total liabilities and equity	6,076.8	45.9	1,017.5	(122.4)	7,017.8

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(1)
Adjustments include the elimination of intercompany transactions between the company and its consolidated investment products, primarily the elimination of the company's equity at risk recorded as investments by the company (before consolidation) against either equity (private equity and real estate partnership funds) or subordinated debt (CLOs) of the funds.

Condensed Consolidating Statement Of Income Line Items Reflecting Impact Of Consolidation Of Investment Products Into The Condensed Consolidated Statements Of Income

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
Year ended December 31, 2012
Total operating revenues	—	—	—	(41.0)	(41.0)
Total operating expenses	48.2	0.9	23.4	(41.0)	31.5
Operating income	(48.2)	(0.9)	(23.4)	—	(72.5)
Equity in earnings of unconsolidated affiliates	—	—	—	0.5	0.5
Interest and dividend income	260.7	—	—	(14.5)	246.2
Other investment income/(losses)	(112.2)	2.4	13.7	(10.3)	(106.4)
Interest expense	(182.8)	—	—	14.5	(168.3)
Income from continuing operations before income taxes	(82.5)	1.5	(9.7)	(9.8)	(100.5)
Income tax provision	—	—	—	—	—
Income from continuing operations, net of income taxes	(82.5)	1.5	(9.7)	(9.8)	(100.5)
Income from discontinued operations, net of income taxes	—	—	—	—	—
Net income	(82.5)	1.5	(9.7)	(9.8)	(100.5)
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	82.2	(1.5)	9.1	—	89.8
Net income attributable to common shareholders	(0.3)	—	(0.6)	(9.8)	(10.7)

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
Year ended December 31, 2011
Total operating revenues	—	—	0.1	(47.3)	(47.2)
Total operating expenses	46.7	1.0	12.6	(47.3)	13.0
Operating income	(46.7)	(1.0)	(12.5)	—	(60.2)
Equity in earnings of unconsolidated affiliates	—	—	—	(0.2)	(0.2)
Interest and dividend income	307.2	—	—	(8.3)	298.9
Other investment income/(losses)	(235.1)	1.0	74.9	20.3	(138.9)
Interest expense	(195.3)	—	—	8.3	(187.0)
Income from continuing operations before income taxes	(169.9)	—	62.4	20.1	(87.4)
Income tax provision	—	—	—	—	—
Income from continuing operations, net of income taxes	(169.9)	—	62.4	20.1	(87.4)
Income from discontinued operations, net of income taxes	—	—	—	—	—
Net income	(169.9)	—	62.4	20.1	(87.4)
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	169.9	—	(62.3)	—	107.6
Net income attributable to common shareholders	—	—	0.1	20.1	20.2

$ in millions	CLOs - VIEs	VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
Year ended December 31, 2010
Total operating revenues	—	—	0.3	(45.3)	(45.0)
Total operating expenses	41.4	1.6	12.3	(45.3)	10.0
Operating income	(41.4)	(1.6)	(12.0)	—	(55.0)
Equity in earnings of unconsolidated affiliates	—	—	—	(0.6)	(0.6)
Interest and dividend income	246.0	—	—	(5.1)	240.9
Other investment income/(losses)	(3.8)	6.9	104.5	6.4	114.0
Interest expense	(123.7)	—	—	5.1	(118.6)
Income from continuing operations, net of income taxes	77.1	5.3	92.5	5.8	180.7
Income tax provision	—	—	—	—	—
Income from continuing operations, net of income taxes	77.1	5.3	92.5	5.8	180.7
Income from discontinued operations, net of income taxes	—	—	—	—	—
Net income/(loss)	77.1	5.3	92.5	5.8	180.7
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	(77.1)	(5.3)	(88.4)	(0.1)	(170.9)
Net income attributable to common shareholders	—	—	4.1	5.7	9.8

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(1)
Adjustments include the elimination of intercompany transactions between the company and its consolidated investment products, primarily the elimination of management fees expensed by the funds and recorded as operating revenues (before consolidation) by the company.

Fair Value Hierarchy Levels Of Investments Held And Notes Issued By Consolidated Investment Products
The following tables present the fair value hierarchy levels of investments held, derivative contracts, and notes issued by consolidated investment products, which are measured at fair value as of December 31, 2012 and December 31, 2011:

	As of December 31, 2012
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
CLO collateral assets:
Bank loans	3,709.3	—	3,709.3	—
Bonds	185.4	—	185.4	—
Equity securities	12.1	—	12.1	—
Private equity fund assets:
Equity securities	125.0	21.0	9.9	94.1
Investments in other private equity funds	503.5	—	—	503.5
Debt securities issued by the U.S. Treasury	10.0	10.0	—	—
Real estate investments	5.3	—	—	5.3
Total assets at fair value	4,550.6	31.0	3,916.7	602.9
Liabilities:
CLO notes	(3,899.4)	—	—	(3,899.4)
Total liabilities at fair value	(3,899.4)	—	—	(3,899.4)

	As of December 31, 2011
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
CLO collateral assets:
Bank loans	5,354.3	—	5,354.3	—
Bonds	292.8	—	292.8	—
Equity securities	35.3	—	35.3	—
CLO-related derivative assets	10.8	—	10.8	—
Private equity fund assets:
Equity securities	138.2	11.4	0.1	126.7
Debt Securities	10.0	—	—	10.0
Investments in other private equity funds	559.5	—	—	559.5
Debt securities issued by the U.S. Treasury	6.0	6.0	—	—
Real estate investments	232.9	—	—	232.9
Total assets at fair value	6,639.8	17.4	5,693.3	929.1
Liabilities:
CLO notes	(5,512.9)	—	—	(5,512.9)
CLO-related derivative liabilities	(5.8)	—	(5.8)	—
Total liabilities at fair value	(5,518.7)	—	(5.8)	(5,512.9)

Beginning And Ending Fair Value Measurements For Level 3 Assets And Liabilities
The following table shows a reconciliation of the beginning and ending fair value measurements for level 3 assets and liabilities using significant unobservable inputs:

	Year ended December 31, 2012		Year ended December 31, 2011
$ in millions	Level 3 Assets	Level 3 Liabilities	Level 3 Assets	Level 3 Liabilities
Beginning balance	929.1	(5,512.9)	972.8	(5,865.4)
Purchases	8.9	—	52.2	—
Sales	(334.5)	—	(187.6)	—
Issuances	—	(792.5)	—	—
Settlements		619.9	—	530.4
Deconsolidation of consolidated investment products	—	2,123.7	—	—
Gains and losses included in the Consolidated Statements of Income*	12.4	(349.2)	81.1	(74.1)
Transfers, net**	(9.9)	—	—	—
Foreign exchange	(3.1)	11.6	10.6	(103.8)
Ending balance	602.9	(3,899.4)	929.1	(5,512.9)

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*
Included in gains and losses of consolidated investment products in the Consolidated Statement of Income for the year ended December 31, 2012 are $28.3 million in net unrealized gains attributable to investments still held at December 31, 2012 by consolidated investment products (year ended December 31, 2011: $24.1 million net unrealized gains attributable to investments still held at December 31, 2011).

**
During the year ended December 31, 2012, $9.9 million of equity securities held by consolidated private equity funds were transferred from Level 3 to Level 2 due to the legal lock up requirements of public offering of securities in the underlying companies. For transfers due to public offerings, the company's policy is to use the fair value of the transferred security on the offering date.